John Hancock Investment Trust (the Trust)
Supplement dated September 17, 2020 to the current prospectus (the Prospectus), as may be supplemented

Diversified Real Assets Fund (the fund)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.

At its meeting held on September 15 – 17, 2020, the Trust’s Board of Trustees (Board) approved that DWS Investment Management Americas, Inc. (“DWS”) be removed as a subadvisor to the fund effective on or about the close of business on November 16, 2020 (the Effective Date). As of the Effective Date, Wellington Management Company LLP (Wellington), which currently serves as a subadvisor to the fund, will subadvise the portion of the fund previously subadvised by DWS. Manulife Investment Management (North America) Limited (Manulife IM (NA)) will continue as a subadvisor to the fund. In connection with this change, Bradford D. Stoesser at Wellington will be added as a portfolio manager to the fund, and John Hammond, Chris Robinson, Robert Thomas, John W. Vojticek, and David W. Zonavetch, CPA will be removed as portfolio managers of the fund. G. Thomas Levering, Craig Bethune, CFA and Diana Racanelli, CFA, will continue to serve as portfolio managers and, together with Bradford D. Stoesser, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

In connection with the change described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	All references to DWS are deleted along with references to RREEF America L.L.C. (“RREEF”) as sub-subadvisor to the fund, DWS Alternatives Global Limited and DWS Investments Australia Limited as sub-sub-subadvisors, and John Hammond, Chris Robinson, Robert Thomas, John W. Vojticek, and David W. Zonavetch, CPA as portfolio managers to the fund.

2.	The following disclosure is added following the first paragraph under the heading “Past Performance” in the “Fund summary” section:

Prior to November 16, 2020, DWS Investment Management Americas, Inc. (“DWS”) also served as a subadvisor to the fund. Effective November 16, 2020, the portion of the fund previously managed by DWS is managed by Wellington Management Company LLP (Wellington). The performance information presented for periods prior to November 16, 2020 reflects management of the fund under the previous subadvisory arrangements and might have been different if the fund had been managed under its current subadvisory arrangements.

3.	The information regarding the subadvisors under the heading “Investment Management” in the “Fund summary” section is revised and restated in its entirety as follows:

Subadvisor Manulife Investment Management (North America) Limited (Manulife IM (NA))§

Subadvisor Wellington Management Company LLP (Wellington)

4.	In the “Fund summary” section, the information under the heading “Portfolio Management” is revised and restated in its entirety as follows:

Manulife IM (NA)

Craig Bethune, CFA	Diana Racanelli, CFA
Managing Director and Senior Portfolio Manager	Managing Director and Senior Portfolio Manager
Managed the fund since 2018	Managed the fund since 2018

Wellington

G. Thomas Levering	Bradford D. Stoesser
Senior Managing Director and Global Industry Analyst	Senior Managing Director and Equity Portfolio Manager
Managed the fund since 2018	Managed the fund since 2020

5.	In the “Fund details” section under the heading “Who’s who – Subadvisor”, the following information is added under the description of Wellington Management Company LLP:

Bradford D. Stoesser

■ Senior Managing Director and Equity Portfolio Manager

■ Managed fund since 2020

■ Joined Wellington Management in 2005

■ Began business career in 1998

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust (the Trust)
Supplement dated September 17, 2020 to the current Statement of Additional Information (the SAI), as may be supplemented

Diversified Real Assets Fund (the fund)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current SAI.

At its meeting held on September 15 – 17, 2020, the Trust’s Board of Trustees (Board) approved that DWS Investment Management Americas, Inc. (“DWS”) be removed as a subadvisor to the fund effective on or about the close of business on November 16, 2020 (the Effective Date). As of the Effective Date, Wellington Management Company LLP (Wellington), which currently serves as a subadvisor to the fund, will subadvise the portion of the fund previously subadvised by DWS. Manulife Investment Management (North America) Limited (Manulife IM (NA)) will continue as a subadvisor to the fund. In connection with this change, Bradford D. Stoesser at Wellington will be added as a portfolio manager to the fund, and John Hammond, Chris Robinson, Robert Thomas, John W. Vojticek, and David W. Zonavetch, CPA will be removed as portfolio managers of the fund. G. Thomas Levering, Craig Bethune, CFA and Diana Racanelli, CFA, will continue to serve as portfolio managers and, together with Bradford D. Stoesser, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

In connection with the change described above, the SAI is hereby amended as of the Effective Date as follows:

1.	All references to DWS are deleted along with references to RREEF America L.L.C. (“RREEF”) as sub-subadvisor to the fund, DWS Alternatives Global Limited and DWS Investments Australia Limited as sub-sub-subadvisors, and John Hammond, Chris Robinson, Robert Thomas, John W. Vojticek, and David W. Zonavetch, CPA as portfolio managers to the fund.

You should read this supplement in conjunction with the SAI and retain it for future reference.